Long-Term Bank Loans - Schedule of Long-Term Bank Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Secured bank loans	$ 2,089	$ 2,313
Less: Current portion	(57)	(75)
Long-term bank loans	$ 2,032	$ 2,238
Loan content
Maturity date	2032	2032
Minimum [Member]
Loan content
Annual interest rate	2.72%	2.59%
Maturity date
Maximum [Member]
Loan content
Annual interest rate	3.38%	3.25%
Maturity date